Eaton Vance

Tax-Managed Multi-Cap Growth Fund

January 31, 2021 (Unaudited)

Eaton Vance Tax-Managed Multi-Cap Growth Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Multi-Cap Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2021, the value of the Fund’s investment in the Portfolio was $125,786,923 and the Fund owned 57.6% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Multi-Cap Growth Portfolio

January 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.8%

Security	Shares	Value
Beverages — 1.0%
Constellation Brands, Inc., Class A	10,232	$2,158,236

		$2,158,236

Biotechnology — 1.9%
Immunovant, Inc.(1)	19,759	$771,194
Vertex Pharmaceuticals, Inc.(1)	15,175	3,476,289

		$4,247,483

Building Products — 1.9%
AZEK Co., Inc. (The)(1)	70,125	$2,797,286
Trex Co., Inc.(1)	15,892	1,458,409

		$4,255,695

Capital Markets — 0.9%
S&P Global, Inc.	5,966	$1,891,222

		$1,891,222

Chemicals — 1.8%
Celanese Corp.	6,569	$802,403
Ecolab, Inc.	7,531	1,540,165
Sherwin-Williams Co. (The)	2,190	1,515,042

		$3,857,610

Commercial Services & Supplies — 1.5%
Copart, Inc.(1)	14,656	$1,608,496
Waste Connections, Inc.	16,156	1,591,528

		$3,200,024

Diversified Consumer Services — 1.2%
Terminix Global Holdings, Inc.(1)	52,941	$2,524,227

		$2,524,227

Electrical Equipment — 1.8%
AMETEK, Inc.	34,300	$3,884,818

		$3,884,818

Entertainment — 2.3%
Electronic Arts, Inc.(1)	11,440	$1,638,208
Netflix, Inc.(1)	2,593	1,380,487
Walt Disney Co. (The)(1)	12,454	2,094,389

		$5,113,084

Security	Shares	Value
Food & Staples Retailing — 1.3%
Performance Food Group Co.(1)	58,516	$2,743,230

		$2,743,230

Food Products — 0.7%
Mondelez International, Inc., Class A	27,827	$1,542,729

		$1,542,729

Health Care Equipment & Supplies — 5.8%
Danaher Corp.	11,868	$2,822,685
Haemonetics Corp.(1)	29,150	3,331,553
Intuitive Surgical, Inc.(1)	3,260	2,437,306
Pulmonx Corp.(1)	23,062	1,308,077
Stryker Corp.	12,668	2,799,755

		$12,699,376

Health Care Providers & Services — 3.0%
Amedisys, Inc.(1)	4,463	$1,282,265
UnitedHealth Group, Inc.	15,597	5,202,847

		$6,485,112

Health Care Technology — 1.1%
Phreesia, Inc.(1)	37,308	$2,435,839

		$2,435,839

Hotels, Restaurants & Leisure — 0.6%
Starbucks Corp.	12,443	$1,204,607

		$1,204,607

Interactive Media & Services — 11.6%
Alphabet, Inc., Class A(1)	3,900	$7,126,704
Alphabet, Inc., Class C(1)	3,911	7,179,579
Facebook, Inc., Class A(1)	35,003	9,042,325
Twitter, Inc.(1)	41,385	2,091,184

		$25,439,792

Internet & Direct Marketing Retail — 10.0%
Amazon.com, Inc.(1)	6,385	$20,471,587
Booking Holdings, Inc.(1)	735	1,429,083

		$21,900,670

IT Services — 11.4%
Accenture PLC, Class A	13,038	$3,154,153
Fiserv, Inc.(1)	13,974	1,434,990
GoDaddy, Inc., Class A(1)	44,180	3,471,665
Okta, Inc.(1)	15,035	3,894,215
PayPal Holdings, Inc.(1)	20,587	4,823,740
Visa, Inc., Class A	42,000	8,116,500

		$24,895,263

Security	Shares	Value
Personal Products — 1.2%
Estee Lauder Cos., Inc. (The), Class A	10,679	$2,527,185

		$2,527,185

Pharmaceuticals — 2.9%
Royalty Pharma PLC, Class A(2)	49,050	$2,305,840
Zoetis, Inc.	26,003	4,010,963

		$6,316,803

Road & Rail — 2.5%
J.B. Hunt Transport Services, Inc.	14,100	$1,898,706
Norfolk Southern Corp.	8,734	2,066,639
Uber Technologies, Inc.(1)	29,243	1,489,346

		$5,454,691

Semiconductors & Semiconductor Equipment — 2.7%
Monolithic Power Systems, Inc.	16,579	$5,890,353

		$5,890,353

Software — 15.3%
Adobe, Inc.(1)	16,502	$7,570,622
Intuit, Inc.	6,414	2,316,929
Microsoft Corp.	74,352	17,246,690
salesforce.com, inc.(1)	27,530	6,209,667

		$33,343,908

Specialty Retail — 1.1%
TJX Cos., Inc. (The)	38,432	$2,461,185

		$2,461,185

Technology Hardware, Storage & Peripherals — 9.9%
Apple, Inc.	164,702	$21,734,076

		$21,734,076

Textiles, Apparel & Luxury Goods — 3.1%
Lululemon Athletica, Inc.(1)	13,063	$4,293,547
NIKE, Inc., Class B	19,321	2,581,092

		$6,874,639

Trading Companies & Distributors — 1.3%
United Rentals, Inc.(1)	11,573	$2,812,355

		$2,812,355

Total Common Stocks (identified cost $82,769,027)		$217,894,212

Short-Term Investments — 0.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(3)	704,536	$704,536

Total Short-Term Investments (identified cost $704,536)		$704,536

Total Investments — 100.1% (identified cost $83,473,563)		$218,598,748

Other Assets, Less Liabilities — (0.1)%		$(135,166)

Net Assets — 100.0%		$218,463,582

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

All or a portion of this security was on loan at January 31, 2021. The aggregate market value of securities on loan at January 31, 2021 was $2,117,283 and the total market value of the collateral received by the Portfolio was $2,238,917, comprised of U.S. government and/or agencies securities.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2021.

The Portfolio did not have any open derivative instruments at January 31, 2021.

At January 31, 2021, the value of the Portfolio’s investment in affiliated funds was $704,536, which represents 0.3% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended January 31, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$271,576	$2,649,218	$(2,216,258)	$—	$—	$704,536	$175	704,536

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2021, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$217,894,212	*	$—	$—	$217,894,212
Short-Term Investments	—		704,536	—	704,536

Total Investments	$217,894,212		$704,536	$—	$218,598,748

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.